Related party transactions (Tables)	12 Months Ended
Mar. 31, 2013
Equity Investees Information, Balance Sheets

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2012	2013
Current assets	167,786	254,606
Noncurrent assets	168,143	513,104
Current liabilities	93,535	205,749
Noncurrent liabilities and noncontrolling interests	79,513	308,410
Percentage of ownership in equity investees	20%-50%	20%-50%

Equity Investees Information, Statements of Income

Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2011
	Sony Ericsson	S-LCD	Others	Total
Net revenues	673,464	807,955	268,604	1,750,023

Operating income (loss)	16,453	12,527	17,630	46,610
Other income (expense), net	(1,572)	(4,119)

Income (loss) before income taxes	14,881	8,408
Income tax (expense) benefit	(6,065)	3,094
Net income (loss) attributable to noncontrolling interests	(520)	—

Net income (loss) attributable to controlling interests	8,296	11,502	8,895	28,693
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	5,751
Consolidating and reconciling adjustments:
Other	7	1,463

Equity in net income (loss) of affiliated companies	4,155	7,214	2,693	14,062

	Yen in millions
	Fiscal year ended March 31, 2012
	Sony Ericsson	S-LCD	Others	Total
Net revenues	475,898	146,002	123,610	745,510

Operating income (loss)	(44,239)	(4,644)	5,247	(43,636)
Other income (expense), net	4,504	(3,098)

Income (loss) before income taxes	(39,735)	(7,742)
Income tax (expense) benefit	(73,054)	(374)
Net income (loss) attributable to noncontrolling interests	(2,729)	—

Net income (loss) attributable to controlling interests	(115,518)	(8,116)	950	(122,684)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(57,759)	(4,058)
Consolidating and reconciling adjustments:
Impairment loss including translation adjustments	—	(60,019)
Other	79	(1)

Equity in net income (loss) of affiliated companies	(57,680)	(64,078)	61	(121,697)

Yen in millions
Fiscal year ended March 31, 2013
Net revenues	193,405
Operating income (loss)	(14,759)
Net income (loss) attributable to controlling interests	(26,026)
Percentage of ownership in equity investees	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for Under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2012	2013
Accounts receivable, trade	4,125	7,294

Accounts payable, trade	508	880
Capital lease obligations	39,080	27,485

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Sales	96,164	79,677	18,565

Purchases	383,922	157,930	1,725
Lease payments	—	24,159	25,523